Consolidated statements of financial position (unaudited) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
CURRENT
Cash	$ 81,289	$ 4,520
Grants and other receivables	4,103	829
Restricted cash		158
Sales taxes receivable	1,628	736
Tax credits receivable	3,958	3,958
Prepaid expenses	4,615	215
Total current assets	95,593	10,416
NON-CURRENT
Tax credits receivable	4,287	3,802
Property, plant and equipment assets	29,352	4,207
Intangible assets	567	920
Right-of-use assets	2,322	1,067
Restricted cash and deposits	1,976	744
Total non-current assets	38,504	10,740
Total assets	134,097	21,156
LIABILITIES
Accounts payables and accrued liabilities	15,576	6,988
Deferred grants		1,511
Current portion of lease liabilities	354	295
Borrowings	204	1,793
Total current liabilities	16,134	10,587
Asset retirement obligation	917	621
Borrowings	1,810
Lease liabilities	2,018	781
Convertible bond	14,647	14,505
Total non-current liabilities	19,392	15,907
Total liabilities	35,526	26,494
EQUITY (DEFICIENCY)
Share capital	188,200	60,537
Contributed surplus	16,274	10,761
Equity component of convertible bond	364	364
Deficit	(106,267)	(77,000)
Total equity (deficiency)	98,571	(5,338)
Total liabilities and equity	$ 134,097	$ 21,156